Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Financial liabilities - Additional information (Details) € in Millions	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about financial instruments [abstract]
Notional and accrued interest	€ 555
Future interest on bonds	11,106
Future interest on bank loans	(1,417)
Future interest on derivative instruments	€ 928